Pension obligations (Schedule of net defined benefit liability (asset)) - (Details) - Pension obligations [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Obligations [Line Items]
Present value of funded defined benefit obligation	$ 87.7	$ 87.1
Fair value of plan assets	(94.5)	(94.2)	$ (106.0)
Present value of unfunded defined benefit obligation	15.2	14.3
Net liability arising from defined benefit obligation	$ 8.4	$ 7.2